SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Sep. 30, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The Company, its subsidiaries, the VIE and VIE’s subsidiaries consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of Qilian International, and its subsidiaries, the VIE and VIE’s subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation. See Risks and Uncertainties disclosure for VIE structures in China.

The carrying amounts of the assets, liabilities, the results of operations and cash flows of the VIE and VIE’s subsidiaries included in the Company, its subsidiaries, the VIE and VIE subsidiaries’ consolidated financial statements after the elimination of intercompany balances and transactions among the VIE and VIE’s subsidiaries, and the Company and its subsidiaries are as follows:

	September 30,	September 30,
	2021	2020
ASSETS
Current assets:
Cash and cash equivalents	$4,161,582	$5,493,215
Restricted cash	2,140,016	—
Accounts receivable, net	1,733,306	660,398
Bank acceptance receivable	11,722,096	11,460,512
Inventories, net	12,495,831	11,994,471
Advances to suppliers, net	1,380,757	465,755
Other current assets	423,331	535,981
Total current assets	34,056,919	30,610,332
Property and equipment, net	9,041,995	7,395,965
Intangible assets, net	1,927,933	1,881,722
Long-term investment	639,466	540,517
Long term security deposits	188,913	179,325
Right of use assets-lease	118,154	134,511
Deferred tax assets	427,172	361,250
Total assets	$46,400,552	$41,103,622
LIABILITIES
Current liabilities:
Bank loans	$—	$7,349,375
Accounts payable	6,642,625	3,958,804
Advance from customers	2,467,296	3,511,198
Advance from customers - related parties	17,318	33,152
Bank notes payable	7,867,018	—
Deferred government grants - current	351,567	384,802
Taxes payable	371,325	1,322,354
Operating lease liabilities, current	55,847	22,354
Accrued expenses and other payables	466,188	1,301,881
Total current liabilities	18,239,184	17,883,920
Operating lease liabilities, long term	106,180	124,406
Deferred government grants - noncurrent	403,745	722,137
Total liabilities	18,749,109	18,730,463

	For the year ended
	September 30,
	2021	2020	2019
Net revenue	$57,049,381	$46,731,913	$46,096,684
Income from operations	$2,370,647	$4,840,614	$6,178,538
Net income	$2,857,492	$4,936,357	$5,908,479

	For the Year Ended
	September 30,
	2021	2020	2019
Net cash provided by (used in) operating activities	$6,503,296	$4,131,468	$(580,197)
Net cash used in investing activities	(6,162,376)	(5,648,762)	(666,629)
Net cash provided by (used in) financing activities	123,697	2,140,503	373,650
Effect of exchange rate on cash	343,760	275,566	(157,163)
Net increase (decrease) in cash and cash equivalents	$808,377	$898,775	$(1,030,339)

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions. Such estimates and assumptions affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company, its subsidiaries, the VIE and VIE’s subsidiaries’ critical accounting estimates included, but are not limited to: allowance for estimated uncollectible receivables, inventory valuations, impairment of long-lived assets, impairment of intangible assets, and income taxes. Actual results could differ from those estimates.

Risks and Uncertainties

Risks of Operation in China

The main operation of the Company, through the WFOE, the VIE and VIE’s subsidiaries, is located in the PRC. Accordingly, the Company, its subsidiaries, the VIE and VIE’s subsidiaries’ business, financial condition, and results of operations may be influenced by political, economic, and legal environments in the PRC, as well as by the general state of the PRC economy. The Company, its subsidiaries, the VIE and VIE’s subsidiaries’ results may be adversely affected by changes in the political, regulatory and social conditions in the PRC. Although the Company, its subsidiaries, the VIE and VIE’s subsidiaries’ have not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, this may not be indicative of future results.

Risks in relation to the VIE structure

The Company is incorporated in the Cayman Islands. As a holding company with no material operations, the Company conducts its operations in China through the variable interest entities, Gansu QLS and its subsidiaries. The Company receives the economic benefits of Gansu QLS and its subsidiaries’ business operation through a series of contractual arrangements, or the VIE Agreements, which have not been tested in court. As a result of the Company’s indirect ownership in the Qilian Chengdu and the VIE Agreements, the Company is regarded as the primary beneficiary of its VIE. The VIE structure is used to replicate foreign investment in Chinese-based companies where Chinese law prohibits direct foreign investment in the operating companies, and that investors may never directly hold equity interests in the Chinese operating entities. The Company relies on contractual arrangements with the VIE and its subsidiaries in China for the business operations, which may not be as effective in providing operational control or enabling the Company to derive economic benefits as through ownership of controlling equity interests, and the VIE’s shareholders may fail to perform their obligations under the contractual arrangements. If the PRC government deems that the VIE Agreements in relation to the VIE do not comply with PRC regulatory restrictions on foreign investment in the relevant industries, or if these regulations or the interpretation of existing regulations change in the future, the Company may have difficulty in enforcing any rights the Company may have under the VIE Agreements in PRC and the Company could be subject to severe penalties or be forced to relinquish the Company’s interests in those operations.

Technology Innovation and Commodity Risks

The Company, its subsidiaries, the VIE and VIE’s subsidiaries’ business faces rapid technological change, and there is a possibility that the competitors may achieve regulatory approval and develop new product candidates before the Company, its subsidiaries, the VIE and VIE’s subsidiaries, which may harm the financial condition and the ability to successfully market or commercialize any of the product candidates.

The development and commercialization of new pharmaceutical products and fertilizers is highly competitive, and both industries currently are characterized by rapidly changing technologies, significant competition and a strong emphasis on intellectual property. The Company, its subsidiaries, the VIE and VIE’s subsidiaries will face competition with respect to the current and future pharmaceutical and fertilizer product candidates from major pharmaceutical and chemical companies in China. The Heparin and sausage casing products are made from livestock products, which are subject significant risks of the market supply of the raw materials.

Exchange Rate Risks

The WFOE, the VIE and VIE’s subsidiaries operate in China, which may give rise to significant foreign currency risks from fluctuations and the degree of volatility of foreign exchange rates between the US$ and the RMB. As at September 30, 2021 and September 30, 2020, cash and restricted cash of $7,305,799 (RMB 51,226,986) and $10,847,959 (RMB 73,801,918), respectively, is denominated in RMB and is held in PRC.

Currency Convertibility Risks

Substantially all of the WFOE, the VIE and VIE’s subsidiaries’ operating activities are transacted in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with other information such as suppliers’ invoices, shipping documents and signed contracts.

Other Uncertainties

In early January of 2020, the outbreak of the novel coronavirus, commonly referred to as “COVID-19”, first found in mainland China, then in Asia and eventually throughout the world, has significantly affected business and other activities within China. China has experienced widespread economic disruption owing to the outbreak of the COVID-19 coronavirus and stringent government measures to contain it, including nationwide restricting access to provinces and cities, reducing agglomeration activities, and postponing non-essential business activates. The VIE and VIE’s subsidiaries shut down the manufacturing of all products, except Oxytetracycline, and stopped all distribution during February 2020. Almost all of the WFOE,the VIE and VIE subsidiaries’ suppliers and customers had different levels of business disruptions as well, therefore the WFOE,the VIE and VIE subsidiaries have experienced substantive diminutions in raw material supplies and such prices have increased significantly. The VIE and VIE’s subsidiaries have resumed manufacturing activities since February 27, 2020. Most production lines of the Company have been restored to normal production capacity. As of the date of issuance of these financial statements, the COVID-19 coronavirus surged in China due to Omicron and Delta variants, business activities were not significantly affected and being interrupted to some extent. The extent of future impact to which the VIE and VIE’s subsidiaries’ operations or those of the third-party vendors and customers, including those customers that distribute to Europe and other jurisdictions outside of mainland China is still considered uncertain as COVID-19 continues to adversely affect the global economy and the potential for resurgences remain.

Cash and Cash Equivalents

The Company considers all highly liquid investment instruments with an original maturity of three months or less from the date of purchase to be cash equivalents.

Restricted Cash

Restricted cash consists of cash equivalents used as collateral to secure short-term bank notes payable. The VIE is required to keep amounts equal to 30%-50% of the notes payable value on deposit that are subject to withdrawal restrictions. Upon the maturity of the bank acceptance notes, the VIE is required to deposit the remainder to the escrow account to settle the bank notes payable. The notes payable are generally short term in nature due to their short maturity period of three months to one year; thus, restricted cash is classified as a current asset.

Accounts Receivable, net

Accounts receivable are recognized and carried at original invoiced amount less an estimated allowance for uncollectible accounts. The WFOE, the VIE and VIE’s subsidiaries usually grant credit to customers with good credit standing with a maximum of 90 days and determines the adequacy of reserves for doubtful accounts based on individual account analysis and historical collection trends. The allowance is based on management’s best estimates of specific losses on individual exposures, as well as a provision on historical trends of collections. Actual amounts received may differ from management’s estimate of credit worthiness and the economic environment. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

Inventories, net

Inventories are stated at the lower of cost or net realizable value. Costs include the cost of raw materials, freight, direct labor and related production overhead. The cost of inventories is calculated using the weighted average method. Any excess of the cost over the net realizable value of each item of inventories is recognized as a provision for diminution in the value of inventories. Net realizable value is the estimated selling price in the normal course of business less any costs to complete and sell products. Allowances for obsolescence are also assessed based on expiration dates, as applicable, taking into consideration historical and expected future product sales.

Property, Plant and Equipment

Property and equipment are stated at cost. The straight-line depreciation method is used to compute depreciation over the estimated useful lives of the assets, as follows:

Items	Useful life
Property and buildings	20–25 years
Leasehold improvement	Lesser of useful life and lease term
Machinery and equipment	5–10 years
Automobiles	3–5 years
Office and electric equipment	3–5 years

Construction in progress is comprised of costs related to the capital projects that are not completed and is not depreciated until such time as the subject asset is placed in service. Expenditures for maintenance and repairs, which do not materially extend the useful lives of the assets, are charged to expense as incurred. Expenditures for major renewals and betterments which substantially extend the useful life of assets are capitalized. The cost and related accumulated depreciation of assets retired or sold are removed from the respective accounts, and any gain or loss is recognized in the statement of income in other income and expenses.

Intangible Assets

Intangible assets consist primarily of land use rights, software and license for drug manufacturing (See Note 7). Under the PRC law, all land in the PRC is owned by the government and cannot be sold to an individual or company. The government grants individuals and companies the right to use parcels of land for specified periods of time. Land use rights are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method with the following estimated useful lives:

Items	Useful life
Land use rights	50 years
Software	10 years
License for drug manufacturing	10 years

Leases

On October 1, 2019 the Company adopted Accounting Standards Update (“ASU”) 2016-02. For all leases that were entered into prior to the effective date of ASC 842, we elected to apply the package of practical expedients. Based on this guidance we will not reassess the following: (1) whether any expired or existing contracts are or contain leases; (2) the lease classification for any expired or existing leases; and (3) initial direct costs for any existing leases. The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, current portion of obligations under operating leases, and obligations under operating leases, non-current on the Company’s consolidated balance sheets. Finance leases are included in property and equipment, net, current portion of obligations under capital leases, and obligations under capital leases, non-current on our consolidated balance sheets.

Operating lease ROU assets and operating lease liabilities are recognized based on the present value of the future minimum lease payments over the lease term at commencement date, adjusted by the deferred rent liabilities at the adoption date. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of future payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives and initial direct costs incurred. The Company’s terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. Operating lease expense is recognized on a straight-line basis over the lease term.

Investment in Available-for-Sale Securities

The Company entered into an investment with a iFactors SPC related to shares participating in the Golden Bridge Global Income Opportunities SP (the Fund), an exempted segregated Portfolio Company incorporated in the Cayman Islands and managed by Golden Bridge Capital Management Limited. The Fund primarily invests in bonds offered by private entities (debt securities), globally and also invests in convertible debt securities, publicly traded debt and stock, and governmental fixed income securities. The redemption of such shares for cash can be made with ninety days advance written notice (such written notice period can be extended by the investment manager), except during the lock up period which is 24 months, from the initial investment date.

The Company determines the appropriate classification of its investments in debt and equity securities at the time of purchase and reevaluates such determinations at each balance sheet date. Debt securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity. Held-to-maturity securities are recorded as either short term or long term on the Balance Sheet, based on contractual maturity date and are stated at amortized cost. Investment securities that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value. Investment securities not classified as trading securities or as held-to-maturity securities shall be classified as available-for-sale securities.

As of September 30, 2021, the investment consisted of 20,000 units of the Fund. Such securities have been classified as available for sale securities. The private equity fund are measured at fair value with gains and losses recognized in earnings. As a practical expedient, the Company uses Net Asset Value (“NAV”) or its equivalent to measure the fair value of the Fund. NAV is primarily determined based on information provided by external fund administrators. The NAV of the Fund was $20,323,400 as of September 30, 2021. See Fair Value of Financial Instruments disclosure in this footnote.

The Company evaluates whether an investment is other-than-temporarily impaired based on the specific facts and circumstances. Factors that are considered in determining whether an other-than-temporary decline in value has occurred include the market value of the security in relation to its cost basis, the financial condition of the investee, and the intent and ability to retain the investment for a sufficient period of time to allow for recovery in the market value of the investment.

Long-Term Investment

Investments in entity in which the Company, its subsidiaries, the VIE and VIE’s subsidiaries can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting. Under the equity method, the Company, its subsidiaries, the VIE and VIE’s subsidiaries initially record its investment at cost and the difference between the cost and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The Company, its subsidiaries, the VIE and VIE’s subsidiaries evaluate the equity method investments for impairment under ASC 323. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary. The Company, its subsidiaries, the VIE and VIE’s subsidiaries subsequently adjust the carrying amount of the investment to recognize their proportionate share of each equity investee’s net income or loss into earnings after the date of investment.

Impairment of Long-lived Assets

The Company, its subsidiaries, the VIE and VIE’s subsidiaries review long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If the estimated cash flows from the use of the asset and its eventual disposition are below the asset’s carrying value, then the asset is deemed to be impaired and written down to its fair value. There were no indicators of impairment of long lived assets as of September 30, 2021 and September 30, 2020.

Transactions with Non-controlling Interests of Subsidiaries

The Company, its subsidiaries, the VIE and VIE’s subsidiaries account for a change in ownership interests in its subsidiaries that does not result in a change of control of the subsidiary under the provisions of ASC 810-10-45-23, Consolidation – Other Presentation Matters, which prescribes the accounting for changes in ownership interest that do not result in a change in control of the subsidiary, as defined by GAAP, before and after the transaction. Under this guidance, changes in a controlling shareholder’s ownership interest that do not result in a change of control, as defined by GAAP, in the subsidiary are accounted for as equity transactions. Accordingly, if the controlling shareholder retains control, no gain or loss is recognized in the statements of operations of the controlling shareholder. Similarly, the controlling shareholder will not record any additional acquisition adjustments to reflect its subsequent purchases of additional shares in the subsidiary if there is no change of control. Only a proportional and immediate transfer of carrying value between the controlling and the noncontrolling shareholders occurs based on the respective ownership percentages. For the year ended September 30, 2021, the VIE, Gansu QLS acquired 7.76% of equity interest in Chengdu QLS and its subsidiaries from its shareholders. The equity interest Gansu QLS has in Chengdu QLS increased from 71.75% as of September 30, 2020 to 79.51% as of September 30, 2021.

Non-controlling Interests

Non-controlling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. For the Company’s consolidated subsidiaries, VIE and VIE’s subsidiaries, non-controlling interests represent a minority shareholder’s 0.786% ownership interest in Gansu QLS, 20.49% ownership interest in Chengdu QLS and in subsidiaries including Rugao and Chongqing as of September 30, 2021, and 1.703% ownership interest in Gansu QLS, 28.25% ownership interest in Chengdu QLS and its subsidiaries as of September 30, 2020.

The following table summarizes the shareholders’ equity for the non-controlling interest from each subsidiary that is not 100% owned by the Company:

	As of
	September 30,	September 30,
	2021	2020
Gansu QLS	$240,683	$387,420
Chengdu QLS and subsidiaries	1,569,169	2,355,853
Total	$1,809,852	$2,743,273

Non-controlling interest in the equity of a subsidiary is reported in equity in the consolidated balance sheets. Net income and losses attributable to the non-controlling interest is reported as described above in the consolidated statement of income and comprehensive income.

Revenue Recognition

The Company, its subsidiaries, the VIE and VIE’s subsidiaries recognize revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services. To perform revenue recognition for arrangements within the scope of ASC 606, the Company, its subsidiaries, the VIE and VIE’s subsidiaries perform the following five steps:

(i)	identification of the promised goods or services in the contract;
(ii)	determination of whether the promised goods or services are performance obligations including whether they are distinct in the context of the contract;
(iii)	measurement of the transaction price, including the constraint on variable consideration;
(iv)	allocation of the transaction price to the performance obligations based on estimated selling prices; and
(v)	recognition of revenue when (or as) we satisfy each performance obligation. A performance obligation is a promise in a contract to transfer a distinct good or service to the customer, and is the unit of account in ASC 606.

The majority of the WFOE, the VIE and VIE’s subsidiaries’ contracts have one single performance obligation as the promise to transfer the individual goods is not separately identifiable from other promises in the contracts and are, therefore, not distinct. The revenue streams are recognized at a point in time when title and risk of loss passes and the customer accepts the goods, which generally occurs at delivery. The WFOE, the VIE and VIE’s subsidiaries’ products are sold with no right of return and The WFOE, the VIE and VIE’s subsidiaries do not provide other credits or sales incentives, which would be accounted for as variable consideration. Sales taxes invoiced to customers and remitted to government authorities are excluded from net sales.

The contract liabilities are recorded on the consolidated balance sheets as advance from customers as of September 30, 2021 and September 30, 2020.

Refer to Note 15 for disaggregated revenue information.

Government Grants

Government grants are recognized when there is reasonable assurance that the attached conditions will be complied with. When the grant relates to an expense item, it is net against the expense and recognized in the consolidated statements of income and comprehensive income over the period necessary to match the grant on a systematic basis to the related costs. Where the grant relates to an asset acquisition, it is recognized in the consolidated statements of income and comprehensive income in proportion to the useful life of the related assets. Government grants received for the year ended September 30, 2021, 2020 and 2019 were $152,265, $764,962 and $360,169, respectively. Grant income recognized for the year ended September 30, 2021, 2020 and 2019 were $559,828, $1,079,200 and $680,151, respectively, included in other income within the consolidated statement of income and comprehensive income. As of September 30, 2021 and 2020, the deferred government grants were $755,312 and $1,106,939, respectively. The weighted average remaining periods for the government grant to be recognized were 4.15 years and 4.36 years, respectively.

Research and Development Expenses

The Company, its subsidiaries, the VIE and VIE’s subsidiaries expense all internal research costs as incurred, which primarily comprise employee costs, internal and external costs related to execution of studies, including manufacturing costs, facility costs of the research center, and amortization, depreciation of intangible assets and property, plant and equipment used in the research and development activities. For the year ended September 30, 2021 and 2020, total research and development expense were approximately $8,000 and $54,000, respectively, which were recorded in general and administrative expenses in the consolidated statement of income and comprehensive income.

Income Taxes

The Company, its subsidiaries, the VIE and VIE’s subsidiaries account for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, the Company, its subsidiaries, the VIE and VIE’s subsidiaries determine deferred tax assets and liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company, its subsidiaries, the VIE and VIE’s subsidiaries recognize deferred tax assets to the extent that we believe that these assets are more likely than not to be realized. In making such a determination, the Company, its subsidiaries, the VIE and VIE’s subsidiaries consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations. If the Company, its subsidiaries, the VIE and VIE’s subsidiaries determine that they would be able to realize the deferred tax assets in the future in excess of their net recorded amount, they would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company, its subsidiaries, the VIE and VIE’s subsidiaries record uncertain tax positions in accordance with ASC 740 on the basis of a two-step process in which (1) the Company, its subsidiaries, the VIE and VIE’s subsidiaries determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company, its subsidiaries, the VIE and VIE’s subsidiaries recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. The Company does not believe that there were any uncertain tax positions at September 30, 2021 and 2020.

Earnings per Share

The Company computes earnings per share (“EPS”) in accordance with ASC 260, “Earnings per Share” (“ASC 260”). ASC 260 requires companies with complex capital structures to present basic and diluted EPS. Basic EPS is measured as net income divided by the weighted average common shares outstanding for the period. Diluted presents the dilutive effect on a per share basis of potential common shares (e.g., convertible securities, options and warrants) as if they had been converted at the beginning of the periods presented, or issuance date, if later. Potential common shares that have an anti-dilutive effect (i.e., those that increase income per share or decrease loss per share) are excluded from the calculation of diluted EPS. For the year ended September 30, 2021, 300,000 underwriter warrants were considered in the diluted EPS calculation using treasury stock method. There were no diluted shares for the years ended September 30, 2021, 2020 and 2019.

The following table sets forth the computation of basic and diluted earnings per share for the years ended September 30, 2021, 2020 and 2019:

	For the Years ended September 30,
	2021	2020	2019
Numerator:
Net income attributable to ordinary shareholders	$3,152,868	$5,063,710	$5,332,318

Denominator:
Weighted-average number of ordinary shares outstanding – basic	34,089,286	30,000,000	30,000,000
Outstanding warrants	—	—	—
Potentially dilutive shares from outstanding options and warrants	—	—	—
Weighted-average number of ordinary shares outstanding – diluted	34,089,286	30,000,000	30,000,000
Earnings per share – basic	$0.09	$0.17	$0.18
Earnings per share – diluted	$0.09	$0.17	$0.18

Foreign Currency Translation

The Company’s principal country of operations is the PRC. The financial position and results of its operations are determined using RMB, the local currency, as the functional currency. Our financial statements are reported using U.S. Dollars. The results of operations and the statement of cash flows denominated in foreign currency are translated at the average rate of exchange during the reporting period. Assets and liabilities denominated in foreign currencies at the balance sheet date are translated at the applicable rates of exchange in effect at that date. The equity denominated in the functional currency is translated at the historical rate of exchange at the time of capital contribution. Because cash flows are translated based on the average translation rate, amounts related to assets and liabilities reported on the statement of cash flows will not necessarily agree with changes in the corresponding balances on the balance sheet. Translation adjustments arising from the use of different exchange rates from period to period are included as a separate component of accumulated other comprehensive income included in statement of changes in equity. Gains and losses from foreign currency transactions are included in the consolidated statement of income and comprehensive income.

The value of RMB against US$ and other currencies may fluctuate and is affected by, among other things, changes in the PRC’s political and economic conditions. Any significant revaluation of RMB may materially affect the Company’s financial condition in terms of US$ reporting. The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	September 30, 2021	September 30, 2020	September 30, 2019
Year-end spot rate	US$1=RMB 6.4580	US$1=RMB 6.8033	US$1=RMB 7.1383

Average rate	US$1=RMB 6.5095	US$1=RMB 7.0077	US$1=RMB 6.8767

Fair Value of Financial Instruments

The Company records its financial assets and liabilities in accordance with the framework for measuring fair value in accordance with U.S GAAP. This framework establishes a fair value hierarchy that prioritizes the inputs used to measure fair value:

Level 1: Quoted prices for identical instruments in active markets.

Level 2: Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets.

Level 3: Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

Fair value measurements of nonfinancial assets and nonfinancial liabilities are primarily used in the impairment analysis of intangible assets and long-lived assets.

As a practical expedient, the Company uses Net Asset Value (“NAV”) or its equivalent to measure the fair value of its certain fund investment. NAV is primarily determined based on information provided by external fund administrators. The Company’s investments valued at NAV as a practical expedient are private equity funds, which represent the investment in available-for-sale securities on the balance sheet.

Cash and cash equivalents, restricted cash, accounts receivable, bank notes receivable, advances to suppliers, other current assets, accounts payable, deferred revenue, advances from customers and accrued expenses and other payables approximate fair value because of the short maturity of those instruments. Based on comparable open market transactions, the fair value of the bank loans, bank notes payable and other liabilities, including current maturities, approximated their carrying value as of September 30, 2021 and September 30, 2020, respectively. The Company's estimates of the fair value of bank loans and notes payable and other liabilities (including current maturities) were classified as Level 2 in the fair value hierarchy.

The following is a reconciliation of the beginning and ending balance of the assets and liabilities measured at fair value on a recurring basis for the year ended September 30, 2021 and 2020:

	As of	As of
	September 30,	September 30,
	2021	2020
Beginning balance	$—	$—
Fair value of investment in available-for-sale securities at inception	20,000,000	—
Change in fair value	323,400	—
Ending balance	$20,323,400	$—

Concentrations and Credit Risk

A majority of the Company, its subsidiaries, the VIE and VIE’s subsidiaries’ expense transactions are denominated in RMB and a significant portion of the Company and its subsidiaries, the VIE and VIE’s subsidiaries’ assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). Remittances in currencies other than RMB by the Company, its subsidiaries, the VIE and VIE’s subsidiaries in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

As of September 30, 2021 and 2020, $7,305,799 and $10,847,959 of the Company’s cash and cash equivalents, certificates of deposit and restricted cash were on deposit at financial institutions in the PRC where there currently is no rule or regulation requiring such financial institutions to maintain insurance to cover bank deposits in the event of bank failure. Cash and cash equivalent of $1,073,196 and $1,018,726 were deposited at financial institutions in Hong Kong as of September 30, 2021 and 2020, which are insured by Hong Kong Deposit Board and subject to a certain limitation of HKD 500,000 (approximately $ 65,000). As of September 30, 2021 and 2020, $4,228,173 and nil of the Company’s cash were on deposit at financial institutions in the U.S. which were insured by the FDIC subject to certain limitations. The Company has not experienced any losses in such accounts.

Substantially all of the Company’s sales are made to customers that are located in China. The Company has a concentration of its revenues and receivables with specific customers. For the year ended September 30, 2021, three customers accounted for 11%, 11% and 10% of total revenue, respectively and one vendor accounted for 13% of total purchase, respectively. As of September 30, 2021, one major customer’s account receivable accounted for 77% of the total account receivable, respectively.

For the year ended September 30, 2020, three customers accounted for 18%, 11% and 10% of the Company’s total revenue, respectively and two vendors accounted for 11% and 10% of the Company’s total purchase, respectively As of September 30, 2020, three major customers’ account receivable accounted for 35%, 16% and 14% of the total account receivable, respectively.

For the year ended September 30, 2019, one customer accounted for 15% the Company’s total revenue, and two vendors accounted for 13% and 10% of the Company’s total purchase, respectively. As of September 30, 2019, two major customers’ account receivable accounted for 46% and 30% of the total account receivable, respectively.

A loss of any of these customers or suppliers could adversely affect the operating results or cash flows of the Company.

Recent Accounting Pronouncements

In June 2016, the FASB issued ASU 2016-13, Measurement of Credit Losses on Financial Instruments (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 requires companies to measure credit losses utilizing a methodology that reflects expected credit losses and requires a consideration of a broader range of reasonable and supportable information to inform credit loss estimates. For public business entities that meet the definition of an U.S. Securities and Exchange (SEC) filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, the amendments in this Update are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For all other entities, the amendments in this Update are effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. Early application of the amendments is permitted. As a smaller reporting company, the Company will adopt this update for fiscal year beginning from October 1, 2023. The Company does not expect the adoption will have material impact on its consolidated financial statements.

In December 2019, the FASB issued Accounting Standards Update No. 2019-12 - Income Taxes (Topic 740) Simplifying the Accounting for Income Taxes, as part of its initiative to reduce complexity in the accounting standards. The amendments in ASU 2019-12 eliminate certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period and the recognition of deferred tax liabilities for outside basis differences. ASU 2019-12 also clarifies and simplifies other aspects of the accounting for income taxes. This ASU is effective for public business entities for fiscal years and interim periods beginning after December 15, 2020. The adoption of this ASU does not have a material impact on the Company's consolidated financial statements.

The Company does not believe other recently issued but not yet effective accounting standards, if currently adopted, would have a material effect on the consolidated financial position, statements of income and cash flows.